CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
CAPITAL MANAGEMENT
Short-term debts amount	Rp 9,934	Rp 8,705
Long-term debts amount	54,788	58,252
Total debts amount	64,722	66,957
Equity attributable to owners of the parent company amount	102,374	99,796
Total amount	Rp 167,096	Rp 166,753
Short-term debts portion (as a percent)	5.95%	5.22%
Long-term debts portion (as a percent)	32.79%	34.93%
Total debts portion (as a percent)	38.73%	40.15%
Equity attributable to owners of the parent company portion (as a percent)	61.27%	59.85%
Total portion (as a percent)	100.00%	100.00%